Other assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous assets [abstract]
Transactions in transit	€ 246	€ 83	€ 157
Net pension plan assets (note 25)	1,001	1,345	1,990
Prepayments and accrued income	2,911	3,003	2,610
Other (note 2.m)	4,598	5,536	3,683
Other non-financial assets	€ 8,756	€ 9,967	€ 8,440